Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Payroll and benefits	$ 557	$ 493	$ 418
Professional and consultant fees	608	242	179
Other	327	223	153
Product development costs	89	117	2
Rent	80	79	29
Commissions	117	107
Accrued expenses	$ 1,778	$ 1,261	$ 781